LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) building	Dec. 31, 2018 USD ($) building	Dec. 31, 2017 USD ($) building
Liquidity And Capital Resources [Line Items]
Cash position	$ 72.0	$ 127.0	$ 134.0
Undrawn credit facilities	$ 246.0
Newbuildings on order for delivery | building	4	9	10
Total outstanding CAPEX related to newbuildings	$ 51.0	$ 258.0	$ 307.0
Value of borrowings	854.7	754.8	747.3
Scheduled minimum payments on mortgage debt and bank loans in 2018	83.0
Credit facility
Liquidity And Capital Resources [Line Items]
Undrawn credit facilities	173.0	$ 279.0	$ 271.0
Working capital facility
Liquidity And Capital Resources [Line Items]
Undrawn credit facilities	75.0
Term facility I
Liquidity And Capital Resources [Line Items]
Value of borrowings	237.0
Term facility II
Liquidity And Capital Resources [Line Items]
Value of borrowings	75.0
Bilateral borrowing facility | ABN AMRO Bank
Liquidity And Capital Resources [Line Items]
Undrawn credit facilities	53.0
Bilateral borrowing facility | KFW
Liquidity And Capital Resources [Line Items]
Undrawn credit facilities	46.0
Bilateral loan agreements | ABN AMRO Bank
Liquidity And Capital Resources [Line Items]
Value of borrowings	21.0
Bilateral loan agreements | China export import Bank
Liquidity And Capital Resources [Line Items]
Value of borrowings	104.0
Bilateral loan agreements | Danish ship finance
Liquidity And Capital Resources [Line Items]
Value of borrowings	207.0
Total balloon payments	72.0
Bilateral loan agreements | ING
Liquidity And Capital Resources [Line Items]
Value of borrowings	$ 36.0